Share-Based Payments - Stock options (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares)	1
Number of share options granted being used to pay tax by transferring the economic benefits (in shares)	12,951
Weighted average share price (in ISD per share)	$ 754.00	$ 498.58	$ 456.80
Weighted average remaining contractual life (in years)	5 years 8 months 4 days	5 years 10 months 20 days	5 years 10 months 24 days
Total share based payment expense	$ 128	$ 147	$ 164
Non-executive director | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years
Share based compensation award tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.33%
Share based compensation award tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	2.78%